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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number : ________________________________

       This Amendment (Check only one.):  [_] is a restatement
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Capital Management, L.P.

Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75201

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joel H. Sauer

Title:   Chief Compliance Officer

Phone:   (214) 347-8050

Signature, Place, and Date of Signing:

   /s/ Joel H Sauer               Dallas, TX                May 14, 2012
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 147,578 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7

                                  TITLE OF               VALUE    SHRS OR                   INVESTMENT  OTHER
       NAME OF ISSUER              CLASS       CUSIP    (X1000)   PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS
Alcatel-Lucent                 Sponsored ADR  013904305  33,845  14,909,555  SH                Sole
API Technologies Corp          Common         00187E203   6,228   1,784,539  SH                Sole
Dynegy Inc                     Common         26817G300   1,019   1,819,245  SH                Sole
Formfactor Inc                 Common         346375108   2,790     500,000  SH                Sole
Matador Resources Co           Common         576485205   2,738     250,000  SH                Sole
MEMC Electronic Materials Inc  Common         552715104  12,956   3,588,952  SH                Sole
MGIC Investment Corp           Common         552848103  12,400   2,500,000  SH                Sole
Monster Worldwide Inc          Common         611742107  19,500   2,000,000  SH                Sole
Peabody Energy Corp            Common         704549104   6,804     234,933  SH                Sole
Sealy Corp                     Snr Sec 3rd 8% 812139400   4,210      85,493  PRN               Sole
Six Flags Inc                  Common         83001A102  28,006     598,802  SH                Sole
Tellabs Inc                    Common         879664100   8,875   2,191,238  SH                Sole
Yahoo! Inc                     Common         984332106   7,610     500,000  SH                Sole
Ziopharm Oncology Inc          Common         98973P101     597     110,571  SH                Sole

          COLUMN 1                    COLUMN 8
                                  VOTING AUTHORITY

       NAME OF ISSUER             SOLE    SHARED NONE
Alcatel-Lucent                 14,909,555
API Technologies Corp           1,784,539
Dynegy Inc                      1,819,245
Formfactor Inc                    500,000
Matador Resources Co              250,000
MEMC Electronic Materials Inc   3,588,952
MGIC Investment Corp            2,500,000
Monster Worldwide Inc           2,000,000
Peabody Energy Corp               234,933
Sealy Corp                         85,493
Six Flags Inc                     598,802
Tellabs Inc                     2,191,238
Yahoo! Inc                        500,000
Ziopharm Oncology Inc             110,571